DEBT - Long-term Debt (Details) $ in Thousands			13 Months Ended
	Mar. 24, 2021 USD ($)	Oct. 26, 2020 USD ($)	Dec. 31, 2020 USD ($) aircraft	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
DEBT
Appraised value of aircraft purchased			$ 292,450
Notes payable under the Company's 2019-1 EETC agreement
DEBT
Face amount			$ 248,587	$ 248,587	$ 248,587
Number of used aircrafts purchased or refinanced | aircraft			13
U. S. Department of the Treasury CARES Act Loan
DEBT
Face amount		$ 45,000
Repayment period prior to expiration date of loyalty program		6 months
Repayment of debt	$ 46,260
U. S. Department of the Treasury CARES Act Loan | Adjusted LIBOR Rate
DEBT
Margin (as a percent)		6.50%